Income Taxes (Details) $ in Millions		6 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2015	Jun. 30, 2021 USD ($) jurisdiction	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) jurisdiction	Sep. 30, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018
Income taxes
Number of taxable jurisdictions | jurisdiction		2		2
Components of income before income taxes
Income before income tax expenses		$ 191,805,000	$ 306,631,000	$ 405,011,000	$ 370,109,000
Less: Income (Loss) from non-China operations		(163,411,000)	79,717,000	(198,398,000)	64,479,000
Income from China operations		355,216,000	226,914,000	603,409,000	305,630,000
Income tax expense (benefits)		$ 61,855,000	$ 56,627,000	$ 93,260,000	$ 86,630,000
Effective tax rate for China operations (as a percent)		18.60%	19.10%	17.10%	24.30%
Period of income tax exemption	5 years
HNTE status review period		3 years		3 years
Composition of income tax expenses for China operations
Deferred tax provisions (benefits)		$ (5,061,000)	$ 12,745,000	$ (11,546,000)	$ 11,682,000
Current income tax expenses		66,916,000	43,882,000	104,806,000	74,948,000
Income tax expenses		61,855,000	56,627,000	93,260,000	86,630,000
Deferred tax assets:
Net operating loss carry forwards		8,976,000		8,991,000			$ 8,872,000
Valuation allowance		(8,976,000)		(8,991,000)			(8,872,000)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities		109,154,000		109,338,000			107,892,000
Valuation allowance		(81,875,000)		(82,013,000)			(80,872,000)
Net deferred tax assets (included in other non-current assets)		27,279,000		27,325,000			27,020,000
Deferred tax liabilities:
Acquired intangible assets		32,652,000		36,768,000			30,999,000
Depreciation		1,452,000		1,454,000			1,435,000
Investment gain		21,571,000		15,857,000			25,496,000
Others		373,000		374,000			369,000
Total deferred tax liabilities		56,048,000		54,453,000			58,299,000
Valuation allowance on deferred tax assets		90,900,000		91,000,000.0			89,700,000
Interest and penalties related to uncertain tax positions		0		0			$ 0
Liability related to uncertain tax positions expected to be recognized		27,900,000		27,900,000
Non-China
Components of income before income taxes
Income tax expense (benefits)		(4,275,000)	13,296,000	(9,757,000)	12,358,000
Deferred tax charge (reverse) from fair value change of investments		(4,300,000)	13,300,000	(9,800,000)	12,400,000
Composition of income tax expenses for China operations
Income tax expenses		$ (4,275,000)	13,296,000	$ (9,757,000)	12,358,000
Cayman Islands
Components of income before income taxes
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		0.00%
Hong Kong
Components of income before income taxes
Withholding profits earned								$ 2
Income tax rate (as a percent)		16.50%		16.50%			16.50%	16.50%	16.50%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percentage)								8.25%
China Contribution Plan
Components of income before income taxes
Income tax expense (benefits)		$ 66,130,000	43,331,000	$ 103,017,000	74,272,000
Withholding income tax on dividends distributed by subsidiaries to its immediate holding entity outside China (as a percent)		10.00%		10.00%
Income tax rate (as a percent)		25.00%		25.00%
Maximum percentage of withholding income tax on dividends distributed by subsidiaries to its immediate holding entity in Hong Kong		5.00%		5.00%
Percentage of ownership interests held by foreign investors		25.00%		25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong		5.00%		5.00%
Composition of income tax expenses for China operations
Income tax expenses		$ 66,130,000	$ 43,331,000	$ 103,017,000	$ 74,272,000
Deferred tax liabilities:
Historical rate for valuing deferred tax assets (as a percent)		25.00%		25.00%
China Contribution Plan | High and New Technology Enterprises
Components of income before income taxes
Preferential statutory rate (as a percent)		15.00%				15.00%	15.00%